Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents (Note 4)	$ 58,886,240	$ 61,822,137
Marketable securities (Note 5)	183,728	177,945
Income tax receivable (Note 10)	7,593,479	10,798,291
Prepaid expense and other	798,931	747,872
Total current assets	67,462,378	73,546,245
Property, plant and equipment, net (Note 6)	6,290,682	6,470,722
Deferred tax asset (Note 10)	845,184
Right of use asset	187,607	251,984
Total assets	74,785,851	80,268,951
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	649,843	728,790
Lease liability	90,956	85,516
Contingent value rights (Note 3)	46,892
Total current liabilities	787,691	814,306
Lease liability	101,241	169,911
Total liabilities	$ 888,932	984,217
SHAREHOLDERS' EQUITY
Preferred Stock, issued	0
Common shares (Note 11)	$ 302,469,647	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	21,397,615	20,752,893
Accumulated deficit	(270,595,715)	(264,563,178)
Total shareholders' equity	73,896,919	79,284,734
Total liabilities and shareholders' equity	$ 74,785,851	$ 80,268,951